UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549

REYNOLDS FUNDS, INC.
------------------
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
--------------------
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
------------------
(Name and address of agent for service)

1-415-265-7167
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Registrant’s telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 99.6%(a)
COMMON STOCKS - 98.8%(a)
	Aerospace & Defense - 2.1%
2,000	B/E Aerospace, Inc.*	$184,980
3,700	The Boeing Company	470,751
3,800	Curtiss-Wright Corporation	249,128
300	Esterline Technologies Corporation*	34,536
9,200	GenCorp, Inc.*	175,720
3,900	General Dynamics Corporation	454,545
7,100	Hexcel Corporation*	290,390
3,400	Honeywell International, Inc.	316,030
1,000	Huntington Ingalls Industries, Inc.	94,590
4,800	Northrop Grumman Corporation	574,224
300	Precision Castparts Corporation	75,720
3,500	Rockwell Collins, Inc.	273,490
1,200	Spirit AeroSystems Holdings, Inc.*	40,440
2,200	Teledyne Technologies, Inc.*	213,774
5,200	Textron, Inc.	199,108
500	TransDigm Group, Inc.	83,630
500	Triumph Group, Inc.	34,910
1,800	United Technologies Corporation	207,810
		3,973,776
	Air Freight & Logistics - 0.5%
1,500	C.H. Robinson Worldwide, Inc.	95,685
3,400	FedEx Corporation	514,692
1,000	Hub Group, Inc., Class A*	50,400
1,900	United Parcel Service, Inc., Class B	195,054
		855,831
	Airlines - 3.4%
6,600	Alaska Air Group, Inc.	627,330
5,800	Allegiant Travel Company	683,066
25,000	American Airlines Group, Inc.*	1,074,000
28,300	Delta Air Lines, Inc.	1,095,776
33,200	Hawaiian Holdings, Inc.*	455,172
8,700	JetBlue Airways Corporation*	94,395
3,700	Ryanair Holdings plc - SP-ADR*	206,460
1,700	SkyWest, Inc.	20,774
42,800	Southwest Airlines Company	1,149,608
9,100	Spirit Airlines, Inc.*	575,484
5,200	United Continental Holdings, Inc.*	213,564
		6,195,629
	Auto Components - 1.2%
400	Autoliv, Inc.	42,632
4,500	BorgWarner, Inc.	293,355
2,200	Delphi Automotive plc	151,228
3,300	Gentherm, Inc.*	146,685
5,900	The Goodyear Tire & Rubber Company	163,902
4,200	Johnson Controls, Inc.	209,706
1,700	Magna International, Inc.	183,175
4,900	Tenneco, Inc.*	321,930
3,300	Tower International, Inc.*	121,572
6,000	TRW Automotive Holdings Corporation*	537,120
		2,171,305
	Automobiles - 0.8%
800	General Motors Company	29,040
3,100	Harley-Davidson, Inc.	216,535
5,400	Tata Motors, Ltd. - SP-ADR	210,924
3,650	Tesla Motors, Inc.*	876,219
600	TOYOTA MOTOR CORPORATION - SP-ADR	71,796
		1,404,514
	Banks - 1.0%
2,100	Banco Santander S.A. - SP-ADR	21,882
9,800	Bank of America Corporation	150,626
1,200	Bank of Hawaii Corporation	70,428
2,400	Bank of the Ozarks, Inc.	80,280
700	Comerica, Inc.	35,112
1,400	East West Bancorp, Inc.	48,986
8,500	Fifth Third Bancorp	181,475
6,600	FirstMerit Corporation	130,350
17,300	Huntington Bancshares, Inc.	165,042
1,400	JPMorgan Chase & Company	80,668
7,400	KeyCorp	106,042
900	PNC Financial Services Group, Inc.	80,145
13,900	Regions Financial Corporation	147,618
2,900	SunTrust Banks, Inc.	116,174
400	SVB Financial Group*	46,648
2,514	Synovus Financial Corporation	61,291
2,100	The Toronto-Dominion Bank	107,961
3,800	Wells Fargo & Company	199,728
		1,830,456
	Beverages - 1.2%
400	Anheuser-Busch InBev N.V. - SP-ADR	45,976
1,700	The Boston Beer Company, Inc., Class A*	379,984
3,700	Coca-Cola Enterprises, Inc.	176,786
400	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	45,448
3,600	Constellation Brands, Inc., Class A*	317,268
300	Diageo plc - SP-ADR	38,181
9,100	Dr Pepper Snapple Group, Inc.	533,078
1,000	Molson Coors Brewing Company, Class B	74,160
3,600	Monster Beverage Corporation*	255,708
3,600	PepsiCo, Inc.	321,624
		2,188,213
	Biotechnology - 4.4%
3,500	ACADIA Pharmaceuticals, Inc.*	79,065
100	Aegerion Pharmaceuticals, Inc.*	3,209
2,700	Alexion Pharmaceuticals, Inc.*	421,875
10,500	Alkermes plc*	528,465
3,300	Amgen, Inc.	390,621
2,100	ARIAD Pharmaceuticals, Inc.*	13,377
7,000	BioCryst Pharmaceuticals, Inc.*	89,250
2,900	Biogen Idec, Inc.*	914,399
11,200	Celgene Corporation*	961,856
3,900	Celldex Therapeutics, Inc.*	63,648
700	Cepheid, Inc.*	33,558
700	Clovis Oncology, Inc.*	28,987
3,200	Geron Corporation*	10,272
17,600	Gilead Sciences, Inc.*	1,459,216
1,700	Grifols S.A. - ADR	74,885
5,800	Halozyme Therapeutics, Inc.*	57,304
12,100	Incyte Corporation*	682,924
600	Intercept Pharmaceuticals, Inc.*	141,978
3,200	InterMune, Inc.*	141,280
1,600	Ironwood Pharmaceuticals, Inc.*	24,528
6,400	Isis Pharmaceuticals, Inc.*	220,480
9,900	MannKind Corporation*	108,801
2,000	Medivation, Inc.*	154,160
800	Myriad Genetics, Inc.*	31,136
5,600	NPS Pharmaceuticals, Inc.*	185,080
3,200	Orexigen Therapeutics, Inc.*	19,776
10,000	Peregrine Pharmaceuticals, Inc.*	18,800
5,100	Pharmacyclics, Inc.*	457,521
1,800	Puma Biotechnology, Inc.*	118,800
600	Regeneron Pharmaceuticals, Inc.*	169,482
5,800	Repligen Corporation*	132,182
6,300	Sarepta Therapeutics, Inc.*	187,677
4,400	Seattle Genetics, Inc.*	168,300
3,400	StemCells, Inc.*	6,902
900	Vertex Pharmaceuticals, Inc.*	85,212
		8,185,006
	Building Products - 0.4%
7,700	A.O. Smith Corporation	381,766
1,700	Fortune Brands Home & Security, Inc.	67,881
1,700	Lennox International, Inc.	152,269
2,600	Masco Corporation	57,720
2,400	USG Corporation*	72,312
		731,948
	Capital Markets - 4.5%
1,000	Affiliated Managers Group, Inc.*	205,400
5,700	Ameriprise Financial, Inc.	684,000
6,700	The Bank of New York Mellon Corporation	251,116
1,100	BlackRock, Inc.	351,560
25,200	The Charles Schwab Corporation	678,636
18,400	E*TRADE Financial Corporation*	391,184
1,800	Eaton Vance Corporation	68,022
1,900	Evercore Partners, Inc., Class A	109,516
2,000	Federated Investors, Inc., Class B	61,840
10,400	Financial Engines, Inc.	470,912
4,000	Franklin Resources, Inc.	231,360
4,000	The Goldman Sachs Group, Inc.	669,760
10,100	Invesco, Ltd.	381,275
10,500	Janus Capital Group, Inc.	131,040
6,400	Legg Mason, Inc.	328,384
8,000	Morgan Stanley	258,640
7,300	Piper Jaffray Companies, Inc.*	377,921
6,500	Raymond James Financial, Inc.	329,745
9,900	SEI Investments Company	324,423
1,100	State Street Corporation	73,986
5,100	T. Rowe Price Group, Inc.	430,491
21,300	TD Ameritrade Holding Corporation	667,755
2,100	Virtus Investment Partners, Inc.*	444,675
6,600	Waddell & Reed Financial, Inc., Class A	413,094
		8,334,735
	Chemicals - 3.8%
400	Agrium, Inc.	36,652
400	Air Products & Chemicals, Inc.	51,448
400	Airgas, Inc.	43,564
3,200	Cabot Corporation	185,568
2,300	Celanese Corporation	147,844
2,200	Chemtura Corporation*	57,486
4,600	The Dow Chemical Company	236,716
1,800	E.I. du Pont de Nemours & Company	117,792
3,900	Eastman Chemical Company	340,665
3,600	Ecolab, Inc.	400,824
4,600	FMC Corporation	327,474
8,400	Huntsman Corporation	236,040
4,500	International Flavors & Fragrances, Inc.	469,260
6,900	LyondellBasell Industries N.V., Class A	673,785
1,100	Methanex Corporation	67,958
4,200	Monsanto Company	523,908
900	NewMarket Corporation	352,899
2,100	PolyOne Corporation	88,494
200	PPG Industries, Inc.	42,030
8,000	RPM International, Inc.	369,440
3,600	The Scotts Miracle-Gro Company, Class A	204,696
1,600	The Sherwin-Williams Company	331,056
8,600	Sigma-Aldrich Corporation	872,728
6,600	The Valspar Corporation	502,854
1,801	Westlake Chemical Corporation	150,852
1,400	W.R. Grace & Company*	132,342
		6,964,375
	Commercial Services & Supplies - 0.8%
5,300	Cintas Corporation	336,762
1,200	Deluxe Corporation	70,296
1,000	Herman Miller, Inc.	30,240
1,000	Iron Mountain, Inc.	35,450
6,900	KAR Auction Services, Inc.	219,903
2,400	Mobile Mini, Inc.	114,936
3,800	Pitney Bowes, Inc.	104,956
1,800	R.R. Donnelley & Sons Company	30,528
700	Stericycle, Inc.*	82,894
6,000	Tyco International, Ltd.	273,600
4,600	Waste Connections, Inc.	223,330
		1,522,895
	Communications Equipment - 1.7%
1,400	ARRIS Group, Inc.*	45,542
21,600	Brocade Communications Systems, Inc.	198,720
3,900	Cisco Systems, Inc.	96,915
600	Comtech Telecommunications Corporation	22,398
3,400	F5 Networks, Inc.*	378,896
4,400	Finisar Corporation*	86,900
4,400	Harris Corporation	333,300
4,100	Infinera Corporation*	37,720
600	InterDigital, Inc.	28,680
2,300	Ituran Location and Control, Ltd.	56,051
4,700	JDS Uniphase Corporation*	58,609
7,000	Juniper Networks, Inc.*	171,780
700	Palo Alto Networks, Inc.*	58,695
600	Plantronics, Inc.	28,830
9,500	QUALCOMM, Inc.	752,400
4,900	RADWARE, Ltd.*	82,663
4,600	Riverbed Technology, Inc.*	94,898
7,500	Sonus Networks, Inc.*	26,925
11,100	Ubiquiti Networks, Inc.*	501,609
		3,061,531
	Construction & Engineering - 0.2%
700	Argan, Inc.	26,103
2,800	Chicago Bridge & Iron Company N.V. - NYS	190,960
1,300	Fluor Corporation	99,970
1,000	Foster Wheeler AG	34,070
600	Jacobs Engineering Group, Inc.*	31,968
		383,071
	Construction Materials - 0.3%
1,000	Martin Marietta Materials, Inc.	132,050
4,000	Texas Industries, Inc.*	369,440
		501,490
	Consumer Finance - 0.9%
7,300	American Express Company	692,551
3,100	Capital One Financial Corporation	256,060
12,800	Discover Financial Services	793,344
		1,741,955
	Consumer Services - Diversified - 0.1%
2,500	H&R Block, Inc.	83,800
3,800	Sotheby's	159,562
		243,362
	Containers & Packaging - 0.4%
7,300	Ball Corporation	457,564
2,400	MeadWestvaco Corporation	106,224
1,900	Sealed Air Corporation	64,923
2,100	Sonoco Products Company	92,253
		720,964
	Electric Utilities - 0.0%
700	American Electric Power Company, Inc.	39,039

	Electrical Equipment - 0.9%
2,000	Eaton Corporation plc	154,360
2,300	Emerson Electric Company	152,628
2,200	Hubbell, Inc., Class B	270,930
600	Regal-Beloit Corporation	47,136
2,800	Rockwell Automation, Inc.	350,448
4,500	Sensata Technologies Holding N.V.*	210,510
8,100	Solarcity Corporation*	571,860
		1,757,872
	Electronic Equipment, Instruments & Components - 1.3%
3,200	Amphenol Corporation	308,288
1,500	Arrow Electronics, Inc.*	90,615
2,900	Avnet, Inc.	128,499
4,000	CDW Corporation of Delaware	127,520
700	Checkpoint Systems, Inc.*	9,793
900	Cognex Corporation*	34,560
400	Corning, Inc.	8,780
900	Fabrinet*	18,540
23,400	Flextronics International, Ltd.*	259,038
2,300	FLIR Systems, Inc.	79,879
5,000	InvenSense, Inc.*	113,450
6,400	LG Display Company, Ltd. - ADR*	100,928
2,800	Measurement Specialties, Inc.*	240,996
3,200	Methode Electronics, Inc.	122,272
700	Rogers Corporation*	46,445
8,900	Sanmina Corporation*	202,742
6,300	TE Connectivity, Ltd.	389,592
900	Zebra Technologies Corporation, Class A*	74,088
		2,356,025
	Energy Equipment & Services - 1.3%
3,800	Baker Hughes, Inc.	282,910
700	Cameron International Corporation*	47,397
400	CARBO Ceramics, Inc.	61,648
700	Forum Energy Technologies, Inc.*	25,501
3,300	Halliburton Company	234,333
4,000	Helmerich & Payne, Inc.	464,440
6,600	Nabors Industries, Ltd.	193,842
2,200	Noble Corporation plc	73,832
6,300	Patterson-UTI Energy, Inc.	220,122
2,600	Pioneer Energy Services Corporation*	45,604
500	RPC, Inc.	11,745
3,900	Schlumberger, Ltd.	460,005
1,700	Seadrill, Ltd.	67,915
2,000	Superior Energy Services, Inc.	72,280
700	Tidewater, Inc.	39,305
5,400	Weatherford International plc*	124,200
		2,425,079
	Financial Services - Diversified - 0.4%
4,900	Berkshire Hathaway, Inc., Class B*	620,144
200	IntercontinentalExchange Group, Inc.	37,780
900	Moody's Corporation	78,894
2,000	The NASDAQ OMX Group, Inc.	77,240
		814,058
	Food & Staples Retailing - 1.3%
6,400	Costco Wholesale Corporation	737,024
3,800	CVS Caremark Corporation	286,406
2,800	The Kroger Company	138,404
35,100	Rite Aid Corporation*	251,667
1,000	Sprouts Farmers Market, Inc.*	32,720
400	United Natural Foods, Inc.*	26,040
4,600	Walgreen Company	340,998
3,300	Wal-Mart Stores, Inc.	247,731
9,000	Whole Foods Market, Inc.	347,670
		2,408,660
	Food Products - 0.8%
1,700	General Mills, Inc.	89,318
500	The Hain Celestial Group, Inc.*	44,370
700	Hormel Foods Corporation	34,545
3,100	Inventure Foods, Inc.*	34,937
3,700	Keurig Green Mountain, Inc.	461,057
1,500	Mead Johnson Nutrition Company	139,755
5,600	Pilgrim's Pride Corporation*	153,216
800	Sanderson Farms, Inc.	77,760
2,000	SunOpta, Inc.*	28,160
2,800	Tyson Foods, Inc., Class A	105,112
1,000	Unilever N.V. - NYS	43,760
7,900	WhiteWave Foods Company, Class A*	255,723
		1,467,713
	Gas Utilities - 0.1%
2,700	UGI Corporation	136,350

	Health Care Equipment & Supplies - 2.1%
1,600	Abbott Laboratories	65,440
1,400	Align Technology, Inc.*	78,456
1,000	Baxter International, Inc.	72,300
2,400	Becton, Dickinson and Company	283,920
8,700	Boston Scientific Corporation*	111,099
600	C.R. Bard, Inc.	85,806
2,700	CareFusion Corporation*	119,745
2,300	Covidien plc	207,414
700	Edwards Lifesciences Corporation*	60,088
3,900	Endologix, Inc.*	59,319
2,600	Hologic, Inc.*	65,910
1,400	IDEXX Laboratories, Inc.*	186,998
200	Intuitive Surgical, Inc.*	82,360
4,900	Medtronic, Inc.	312,424
1,700	ResMed, Inc.	86,071
2,100	Smith & Nephew plc - SP-ADR	187,488
15,900	The Spectranetics Corporation*	363,792
4,000	St. Jude Medical, Inc.	277,000
3,700	Stryker Corporation	311,984
7,500	Varian Medical Systems, Inc.*	623,550
2,500	Zimmer Holdings, Inc.	259,650
		3,900,814
	Health Care Providers & Services - 2.5%
2,800	Acadia Healthcare Company, Inc.*	127,400
4,200	Aetna, Inc.	340,536
500	AmerisourceBergen Corporation	36,330
800	Brookdale Senior Living, Inc.*	26,672
2,500	Cardinal Health, Inc.	171,400
800	Centene Corporation*	60,488
6,800	CorVel Corporation*	307,224
1,100	DaVita HealthCare Partners, Inc.*	79,552
5,200	Express Scripts Holding Company*	360,516
1,600	HCA Holdings, Inc.*	90,208
2,400	Health Net, Inc.*	99,696
3,100	Henry Schein, Inc.*	367,877
4,100	Humana, Inc.	523,652
300	Laboratory Corporation of America Holdings*	30,720
5,000	McKesson Corporation	931,050
1,400	Patterson Companies, Inc.	55,314
700	Tenet Healthcare Corporation*	32,858
700	UnitedHealth Group, Inc.	57,225
4,400	Universal Health Services, Inc., Class B	421,344
2,200	VCA Antech, Inc.*	77,198
400	WellCare Health Plans, Inc.*	29,864
3,300	WellPoint, Inc.	355,113
		4,582,237
	Health Care Technology - 0.5%
3,100	athenahealth, Inc.*	387,903
5,700	Cerner Corporation*	294,006
4,700	MedAssets, Inc.*	107,348
1,500	Medidata Solutions, Inc.*	64,215
		853,472
	Hotels, Restaurants & Leisure - 5.8%
2,200	Arcos Dorados Holdings, Inc., Class A	24,640
6,800	Brinker International, Inc.	330,820
500	Buffalo Wild Wings, Inc.*	82,855
900	Chipotle Mexican Grill, Inc.*	533,259
400	Cracker Barrel Old Country Store, Inc.	39,828
600	Darden Restaurants, Inc.	27,762
400	DineEquity, Inc.	31,796
12,400	Domino's Pizza, Inc.	906,316
3,300	Dunkin' Brands Group, Inc.	151,173
3,500	Home Inns & Hotels Management, Inc. - ADR*	119,805
5,100	Hyatt Hotels Corporation, Class A*	310,998
5,000	InterContinental Hotels Group plc - ADR	207,550
6,800	Jack in the Box, Inc.	406,912
2,000	Jamba, Inc.*	24,200
7,400	Las Vegas Sands Corporation	564,028
17,100	Marriott International, Inc., Class A	1,096,110
3,000	Marriott Vacations Worldwide Corporation*	175,890
1,100	McDonald's Corporation	110,814
21,000	Melco Crown Entertainment, Ltd. - ADR	749,910
30,100	MGM Resorts International*	794,640
2,900	Panera Bread Company, Class A*	434,507
8,200	Papa John's International, Inc.	347,598
600	Royal Caribbean Cruises, Ltd.	33,360
12,400	Sonic Corporation*	273,792
9,700	Starbucks Corporation	750,586
7,600	Starwood Hotels & Resorts Worldwide, Inc.	614,232
1,000	Texas Roadhouse, Inc.	26,000
1,500	Tuniu Corporation - SP-ADR*	26,445
2,900	Wyndham Worldwide Corporation	219,588
4,600	Wynn Resorts, Ltd.	954,776
3,300	Yum! Brands, Inc.	267,960
		10,638,150
	Household Durables - 1.0%
1,000	D.R. Horton, Inc.	24,580
1,200	Ethan Allen Interiors, Inc.	29,688
700	Garmin, Ltd.	42,630
500	GoPro, Inc., Class A*	20,275
1,300	Harman International Industries, Inc.	139,659
900	iRobot Corporation*	36,855
9,100	Jarden Corporation*	540,085
5,700	Leggett & Platt, Inc.	195,396
600	Lennar Corporation	25,188
1,400	Mohawk Industries, Inc.*	193,676
600	The Ryland Group, Inc.	23,664
800	Tempur Sealy International, Inc.*	47,760
600	Toll Brothers, Inc.*	22,140
4,800	Tupperware Brands Corporation	401,760
1,200	Whirlpool Corporation	167,064
		1,910,420
	Household Products - 0.4%
2,000	Church & Dwight Company, Inc.	139,900
1,000	The Clorox Company	91,400
1,400	Colgate-Palmolive Company	95,452
3,000	Energizer Holdings, Inc.	366,090
400	Kimberly-Clark Corporation	44,488
		737,330
	Independent Power and Renewable Electricity Producers - 0.1%
1,200	Calpine Corporation*	28,572
3,500	Dynegy, Inc.*	121,800
		150,372
	Industrial Conglomerates - 0.7%
1,800	3M Company	257,832
2,600	Carlisle Companies, Inc.	225,212
2,899	Danaher Corporation	228,238
1,000	General Electric Company	26,280
2,600	Roper Industries, Inc.	379,626
1,600	Siemens AG - SP-ADR	211,504
		1,328,692
	Insurance - 2.3%
3,200	Aflac, Inc.	199,200
800	Allied World Assurance Company Holdings AG	30,416
2,100	The Allstate Corporation	123,312
2,900	American International Group, Inc.	158,282
1,600	Aon plc	144,144
7,300	CNO Financial Group, Inc.	129,940
5,500	eHealth, Inc.*	208,835
900	Everest Re Group, Ltd.	144,441
900	First American Financial Corporation	25,011
7,800	Genworth Financial, Inc.*	135,720
1,400	The Hartford Financial Services Group, Inc.	50,134
7,300	Lincoln National Corporation	375,512
8,000	Marsh & McLennan Companies, Inc.	414,560
5,200	MetLife, Inc.	288,912
400	Platinum Underwriters Holdings, Ltd.	25,940
1,800	Principal Financial Group, Inc.	90,864
5,200	Protective Life Corporation	360,516
5,300	Prudential Financial, Inc.	470,481
5,800	Torchmark Corporation	475,136
2,000	The Travelers Companies, Inc.	188,140
3,400	Unum Group	118,184
4,100	XL Group plc	134,193
		4,291,873
	Internet & Catalog Retail - 4.3%
5,200	Amazon.com, Inc.*	1,688,856
14,900	Ctrip.com International, Ltd. - ADR*	954,196
6,400	E-Commerce China Dangdang, Inc., Class A - SP-ADR*	85,632
4,500	Expedia, Inc.	354,420
14,500	Groupon, Inc.*	95,990
3,700	HomeAway, Inc.*	128,834
1,400	JD.com, Inc. - ADR*	39,914
8,000	Liberty Interactive Corporation, Class A*	234,880
4,600	Liberty Ventures, Series A*	339,480
3,500	Netflix, Inc.*	1,542,100
5,200	Orbitz Worldwide, Inc.*	46,280
900	The Priceline Group, Inc.*	1,082,700
2,000	RetailMeNot, Inc.*	53,220
700	Shutterfly, Inc.*	30,142
9,900	TripAdvisor, Inc.*	1,075,734
1,100	Vipshop Holdings, Ltd. - ADS*	206,514
		7,958,892
	Internet Software & Services - 6.3%
6,200	Akamai Technologies, Inc.*	378,572
1,800	Angie's List, Inc.*	21,492
900	AOL, Inc.*	35,811
5,000	Baidu, Inc. - SP-ADR*	934,050
1,800	Bitauto Holdings, Ltd.*	87,660
8,800	BroadVision, Inc.*	84,480
1,400	Conversant, Inc.*	35,560
2,000	Demandware, Inc.*	138,740
2,900	eBay, Inc.*	145,174
500	Equinix, Inc.*	105,045
10,400	Facebook, Inc., Class A*	699,816
2,100	Google, Inc., Class A*	1,227,807
2,700	Google, Inc., Class C*	1,553,256
2,800	IAC/InterActiveCorp	193,844
2,200	LinkedIn Corporation, Class A*	377,234
200	MercadoLibre, Inc.	19,080
3,100	NetEase, Inc. - ADR	242,916
1,600	OpenTable, Inc.*	165,760
5,300	Pandora Media, Inc.*	156,350
2,600	Qihoo 360 Technology Company, Ltd. - ADR*	239,304
1,200	Rackspace Hosting, Inc.*	40,392
3,500	SINA Corporation*	174,195
4,900	Sohu.com, Inc.*	282,681
1,800	SouFun Holdings, Ltd. - ADR	17,622
1,100	Stamps.com, Inc.*	37,059
2,400	Trulia, Inc.*	113,712
7,400	Twitter, Inc.*	303,178
4,600	VeriSign, Inc.*	224,526
1,400	Vistaprint N.V.*	56,644
2,200	Web.com Group, Inc.*	63,514
1,200	WebMD Health Corporation*	57,960
10,000	Yahoo!, Inc.*	351,300
4,300	Yandex N.V.*	153,252
5,000	Yelp, Inc.*	383,400
8,700	Youku Tudou, Inc.*	207,582
12,100	YY, Inc. - ADR*	913,550
9,600	Zillow, Inc.*	1,372,128
		11,594,646
	IT Services - 3.5%
4,300	Acxiom Corporation*	93,267
300	Alliance Data Systems Corporation*	84,375
5,900	Broadridge Financial Solutions, Inc.	245,676
5,600	Cognizant Technology Solutions Corporation, Class A*	273,896
700	Computer Sciences Corporation	44,240
1,800	CSG Systems International, Inc.	46,998
5,600	DST Systems, Inc.	516,152
1,700	Euronet Worldwide, Inc.*	82,008
9,700	Fidelity National Information Services, Inc.	530,978
8,100	Fiserv, Inc.*	488,592
900	FleetCor Technologies, Inc.*	118,620
4,900	Gartner, Inc.*	345,548
2,200	Global Payments, Inc.	160,270
2,100	Infosys, Ltd. - SP-ADR	112,917
6,500	Jack Henry & Associates, Inc.	386,295
12,600	Mastercard, Inc., Class A	925,722
3,500	Paychex, Inc.	145,460
4,800	Sabre Corporation*	96,240
6,600	Sapient Corporation*	107,250
3,100	TeleTech Holdings, Inc.*	89,869
1,900	Total System Services, Inc.	59,679
2,200	Vantiv, Inc., Class A*	73,964
7,300	VeriFone Systems, Inc.*	268,275
5,300	Visa, Inc.	1,116,763
		6,413,054
	Leisure Products - 0.1%
2,800	Hasbro, Inc.	148,540
2,500	Smith & Wesson Holding Corporation*	36,350
		184,890
	Life Sciences Tools & Services - 1.4%
17,000	Affymetrix, Inc.*	151,470
4,500	Agilent Technologies, Inc.	258,480
5,400	Illumina, Inc.*	964,116
1,500	Mettler-Toledo International, Inc.*	379,770
1,700	Parexel International Corporation*	89,828
3,600	PerkinElmer, Inc.	168,624
4,900	Thermo Fisher Scientific, Inc.	578,200
		2,590,488
	Machinery - 3.2%
3,900	Alamo Group, Inc.	210,951
400	Barnes Group, Inc.	15,416
3,200	Caterpillar, Inc.	347,744
1,100	Columbus McKinnon Corporation	29,755
4,800	Crane Company	356,928
1,700	Cummins, Inc.	262,293
800	Deere & Company	72,440
3,100	Donaldson Company, Inc.	131,192
800	Dover Corporation	72,760
800	The ExOne Company*	31,696
200	Hardinge, Inc.	2,530
8,600	IDEX Corporation	694,364
2,000	Illinois Tool Works, Inc.	175,120
1,600	Ingersoll-Rand plc	100,016
2,300	ITT Corporation	110,630
600	Joy Global, Inc.	36,948
3,100	Mueller Water Products, Inc., Class A	26,784
800	Navistar International Corporation*	29,984
2,400	PACCAR, Inc.	150,792
2,700	Pall Corporation	230,553
400	Parker Hannifin Corporation	50,292
4,000	Pentair plc	288,480
800	Rexnord Corporation*	22,520
5,600	Snap-On, Inc.	663,712
1,800	Stanley Black & Decker, Inc.	158,076
2,600	Tennant Company	198,432
7,700	Terex Corporation	316,470
500	The Timken Company	33,920
3,500	The Toro Company	222,600
4,400	Trinity Industries, Inc.	192,368
300	Valmont Industries, Inc.	45,585
1,200	voxeljet AG - ADR*	25,128
2,200	WABCO Holdings, Inc.*	235,004
3,800	Wabtec Corporation	313,842
		5,855,325
	Marine - 0.0%
400	Kirby Corporation*	46,856

	Media - 2.7%
1,400	CBS Corporation, Class B Non-Voting	86,996
200	Charter Communications, Inc., Class A*	31,676
4,400	DIRECTV*	374,044
5,500	Discovery Communications, Inc., Class A*	408,540
3,900	DISH Network Corporation, Class A*	253,812
800	Gannett Company, Inc.	25,048
2,100	Grupo Televisa S.A.B. - SP-ADR	72,051
12,000	The Interpublic Group of Companies, Inc.	234,120
1,316	Liberty Global plc, Class A*	58,193
2,086	Liberty Global plc, Series C*	88,259
12,300	Live Nation Entertainment, Inc.*	303,687
9,400	Media General, Inc.*	192,982
1,100	Morningstar, Inc.	78,991
7,000	The New York Times Company, Class A	106,470
2,500	Omnicom Group, Inc.	178,050
800	Reed Elsevier N.V. - SP-ADR	36,752
1,600	Scripps Networks Interactive, Inc., Class A	129,824
3,000	Sinclair Broadcast Group, Inc., Class A	104,250
55,500	Sirius XM Holdings, Inc.*	192,030
10,900	Starz, Class A*	324,711
1,600	Time Warner, Inc.	112,400
200	Time, Inc.*	4,844
900	Twenty-First Century Fox, Inc., Class B	30,807
7,300	Viacom, Inc., Class B	633,129
11,200	The Walt Disney Company	960,288
		5,021,954
	Metals & Mining - 0.7%
3,800	Alcoa, Inc.	56,582
3,600	Allegheny Technologies, Inc.	162,360
1,500	Barrick Gold Corporation	27,450
3,500	Century Aluminum Company*	54,880
1,800	Freeport-McMoRan Copper & Gold, Inc.	65,700
2,600	Molycorp, Inc.*	6,682
1,500	Newmont Mining Corporation	38,160
13,000	NovaGold Resources, Inc.*^	54,730
700	Nucor Corporation	34,475
5,400	Pan American Silver Corporation	82,890
400	Randgold Resources, Ltd. - ADR	33,840
4,100	Silver Wheaton Corporation	107,707
5,400	Stillwater Mining Company*	94,770
2,500	Taseko Mines, Ltd.*	6,250
1,200	United States Steel Corporation	31,248
5,600	U.S. Silica Holdings, Inc.	310,464
2,200	Worthington Industries, Inc.	94,688
		1,262,876
	Multiline Retail - 0.6%
1,300	Big Lots, Inc.*	59,410
200	Dillard's, Inc., Class A	23,322
2,900	Dollar General Corporation*	166,344
700	Dollar Tree, Inc.*	38,122
2,100	Family Dollar Stores, Inc.	138,894
7,700	Macy's, Inc.	446,754
2,600	Nordstrom, Inc.	176,618
500	Target Corporation	28,975
		1,078,439
	Multi-Utilities - 0.1%
400	Sempra Energy	41,884
300	Vectren Corporation	12,750
1,500	Wisconsin Energy Corporation	70,380
		125,014
	Oil, Gas & Consumable Fuels - 2.8%
2,800	Abraxas Petroleum Corporation*	17,528
400	Anadarko Petroleum Corporation	43,788
400	Apache Corporation	40,248
900	BP plc - SP-ADR	47,475
1,400	Canadian Natural Resources, Ltd.	64,274
8,600	Carrizo Oil & Gas, Inc.*	595,636
3,300	Cheniere Energy, Inc.*	236,610
4,900	Chesapeake Energy Corporation	152,292
300	Cimarex Energy Company	43,038
400	Clayton Williams Energy, Inc.*	54,948
1,800	Clean Energy Fuels Corporation*	21,096
1,700	Concho Resources, Inc.*	245,650
1,600	ConocoPhillips	137,168
1,400	CONSOL Energy, Inc.	64,498
600	Continental Resources, Inc.*	94,824
1,700	Devon Energy Corporation	134,980
1,300	Diamondback Energy, Inc.*	115,440
3,300	Encana Corporation	78,243
1,200	Energen Corporation	106,656
2,100	EOG Resources, Inc.	245,406
400	EQT Corporation	42,760
1,200	GasLog, Ltd	38,268
1,200	Golar LNG, Ltd.	72,120
3,500	Gulfport Energy Corporation*	219,800
2,000	Hess Corporation	197,780
9,600	Kodiak Oil & Gas Corporation*	139,680
1,200	Marathon Oil Corporation	47,904
400	Murphy Oil Corporation	26,592
7,600	Newfield Exploration Company*	335,920
1,500	Noble Energy, Inc.	116,190
700	Oasis Petroleum, Inc.*	39,123
1,700	Occidental Petroleum Corporation	174,471
2,700	ONEOK, Inc.	183,816
700	Petroleo Brasileiro S.A. - ADR	10,241
1,900	Phillips 66	152,817
1,900	Pioneer Natural Resources Company	436,639
700	Sanchez Energy Corporation*	26,313
2,400	Stone Energy Corporation*	112,296
1,800	Suncor Energy, Inc.	76,734
5,900	TransGlobe Energy Corporation	44,191
700	Valero Energy Corporation	35,070
2,000	Vertex Energy, Inc.*	19,420
800	Whiting Petroleum Corporation*	64,200
700	The Williams Companies, Inc.	40,747
		5,192,890
	Paper & Forest Products - 0.1%
4,400	KapStone Paper and Packaging Corporation*	145,772
1,400	Schweitzer-Mauduit International, Inc.	61,124
		206,896
	Personal Products - 0.1%
1,700	Herbalife, Ltd.	109,718
500	Medifast, Inc.*	15,205
		124,923
	Pharmaceuticals - 2.1%
3,500	AbbVie, Inc.	197,540
200	Actavis plc*	44,610
1,000	Akorn, Inc.*	33,250
1,300	AstraZeneca plc - SP-ADR	96,603
9,800	AVANIR Pharmaceuticals, Inc., Class A*	55,272
300	Bayer AG - SP-ADR	42,381
2,900	Bristol-Myers Squibb Company	140,679
700	Dr. Reddy's Laboratories, Ltd. - ADR	30,205
700	Eli Lilly and Company	43,519
400	GW Pharmaceuticals plc - ADR*	42,916
2,300	Horizon Pharma, Inc.*	36,386
900	Impax Laboratories, Inc.*	26,991
3,600	Jazz Pharmaceuticals plc*	529,236
4,500	Johnson & Johnson	470,790
2,600	The Medicines Company*	75,556
3,600	Merck & Company, Inc.	208,260
3,700	Mylan, Inc.*	190,772
1,600	Novartis AG - ADR	144,848
300	Perrigo Company plc	43,728
8,500	Pfizer, Inc.	252,280
2,400	Questcor Pharmaceuticals, Inc.	221,976
1,800	Salix Pharmaceuticals, Ltd.*	222,030
3,900	Sanofi - ADR	207,363
1,500	Shire plc- ADR	353,235
1,200	Teva Pharmaceutical Industries, Ltd. - SP-ADR	62,904
3,200	VIVUS, Inc.*	17,024
		3,790,354
	Professional Services - 0.8%
2,400	51job, Inc. - ADR*	158,304
1,800	The Advisory Board Company*	93,240
800	IHS, Inc., Class A*	108,536
1,900	Manpowergroup, Inc.	161,215
1,400	Nielsen N.V.	67,774
10,000	On Assignment, Inc.*	355,700
4,700	Robert Half International, Inc.	224,378
900	Towers Watson & Company, Class A	93,807
3,800	TrueBlue, Inc.*	104,766
1,200	Verisk Analytics, Inc., Class A*	72,024
1,200	VSE Corporation	84,384
		1,524,128
	Real Estate Management & Development - 0.0%
1,200	The St. Joe Company*	30,516

	Road & Rail - 1.9%
1,400	ArcBest Corporation	60,914
12,300	Avis Budget Group, Inc.*	734,187
2,400	Canadian National Railway Company	156,048
500	Canadian Pacific Railway, Ltd.	90,570
5,100	CSX Corporation	157,131
400	Genesee & Wyoming, Inc., Class A*	42,000
8,700	Hertz Global Holdings, Inc.*	243,861
2,000	J.B. Hunt Transportation Services, Inc.	147,560
3,000	Kansas City Southern	322,530
3,200	Norfolk Southern Corporation	329,696
4,000	Old Dominion Freight Line, Inc.*	254,720
4,400	Ryder System, Inc.	387,596
5,600	Union Pacific Corporation	558,600
		3,485,413
	Semiconductors & Semiconductor Equipment - 5.4%
3,400	Advanced Micro Devices, Inc.*	14,246
700	Ambarella, Inc.*	21,826
4,500	Analog Devices, Inc.	243,315
12,300	Applied Materials, Inc.	277,365
3,800	ARM Holdings plc - SP-ADR	171,912
900	ASML Holding N.V. - NYS	83,943
17,700	Atmel Corporation*	165,849
4,900	Avago Technologies, Ltd.	353,143
3,700	Broadcom Corporation, Class A	137,344
7,700	Canadian Solar, Inc.*	240,702
1,800	Cascade Microtech, Inc.*	24,588
1,200	ChipMOS TECHNOLOGIES (Bermuda), Ltd.	28,956
1,200	Cirrus Logic, Inc.*	27,288
1,700	Cree, Inc.*	84,915
1,400	Cypress Semiconductor Corporation*	15,274
10,500	Entegris, Inc.*	144,323
10,800	First Solar, Inc.*	767,448
4,200	Freescale Semiconductor, Ltd.*	98,700
7,600	GT Advanced Technologies, Inc.*	141,360
4,370	Himax Technologies, Inc. - ADR	29,978
18,100	Integrated Device Technology, Inc.*	279,826
8,400	Intel Corporation	259,560
4,200	Intersil Corporation, Class A	62,790
1,100	JinkoSolar Holding Company, Ltd. - ADR*	33,187
5,100	KLA-Tencor Corporation	370,464
14,700	Kulicke & Soffa Industries, Inc.*	209,622
5,200	Lam Research Corporation	351,416
15,500	Lattice Semiconductor Corporation*	127,875
3,100	Linear Technology Corporation	145,917
9,300	Marvell Technology Group, Ltd.	133,269
2,700	Maxim Integrated Products, Inc.	91,287
17,500	Micron Technology, Inc.*	576,625
2,000	Monolithic Power Systems, Inc.	84,700
5,200	NVIDIA Corporation	96,408
11,900	NXP Semiconductors N.V.*	787,542
700	OmniVision Technologies, Inc.*	15,386
9,000	ON Semiconductor Corporation*	82,260
7,500	PDF Solutions, Inc.*	159,150
2,400	PMC-Sierra, Inc.*	18,264
4,800	Rambus, Inc.*	68,640
29,500	RF Micro Devices, Inc.*	282,905
15,500	Skyworks Solutions, Inc.	727,880
11,800	SunEdison, Inc.*	266,680
10,500	SunPower Corporation*	430,290
2,900	Synaptics, Inc.*	262,856
5,500	Texas Instruments, Inc.	262,845
7,700	Trina Solar, Ltd. - SP-ADR*	98,791
16,700	TriQuint Semiconductor, Inc.*	264,027
4,400	Ultra Clean Holdings, Inc.*	39,820
6,600	Xcerra Corporation*	60,060
4,700	Xilinx, Inc.	222,357
13,900	Yingli Green Energy Holding Company, Ltd. - ADR*	51,986
		9,997,160
	Software - 3.3%
8,300	Adobe Systems, Inc.*	600,588
7,400	Autodesk, Inc.*	417,212
1,200	CA, Inc.	34,488
6,000	Cadence Design Systems, Inc.*	104,940
3,500	Check Point Software Technologies, Ltd.*	234,605
2,100	Citrix Systems, Inc.*	131,355
500	Concur Technologies, Inc.*	46,670
1,500	Ebix, Inc.	21,465
4,100	Electronic Arts, Inc.*	147,067
800	FactSet Research Systems, Inc.	96,224
2,400	Fair Isaac Corporation	153,024
4,000	FireEye, Inc.*	162,200
5,400	Fortinet, Inc.*	135,702
6,500	Glu Mobile, Inc.*	32,500
7,400	Informatica Corporation*	263,810
3,500	Intuit, Inc.	281,855
1,100	Manhattan Associates, Inc.*	37,873
5,800	Mentor Graphics Corporation	125,106
3,400	Microsoft Corporation	141,780
1,900	NetScout Systems, Inc.*	84,246
2,700	NetSuite, Inc.*	234,576
5,100	Oracle Corporation	206,703
2,700	Progress Software Corporation*	64,908
1,900	PTC, Inc.*	73,720
600	Red Hat, Inc.*	33,162
9,500	Salesforce.com, Inc.*	551,760
1,200	SAP AG - SP-ADR	92,400
3,600	Splunk, Inc.*	199,188
4,000	Symantec Corporation	91,600
8,000	Synopsys, Inc.*	310,560
600	Tableau Software, Inc., Class A*	42,798
2,400	Tyler Technologies, Inc.*	218,904
700	The Ultimate Software Group, Inc.*	96,719
1,300	Virnetx Holding Corporation*	22,893
3,200	VMware, Inc., Class A*	309,792
1,700	Workday, Inc., Class A*	152,762
30,100	Zynga, Inc., Class A*	96,621
		6,051,776
	Specialty Retail - 3.5%
2,100	Abercrombie & Fitch Company, Class A	90,825
1,900	Advance Auto Parts, Inc.	256,348
3,200	American Eagle Outfitters, Inc.	35,904
1,600	Asbury Automotive Group, Inc.*	109,984
4,200	AutoNation, Inc.*	250,656
900	AutoZone, Inc.*	482,616
1,900	Barnes & Noble, Inc.*	43,301
1,500	Bed Bath & Beyond, Inc.*	86,070
18,100	Best Buy Company, Inc.	561,281
36,000	Borders Group, Inc.* (b)	–
300	CarMax, Inc.*	15,603
600	The Children's Place Retail Stores, Inc.	29,778
1,500	Conn's, Inc.*	74,085
4,800	Dick's Sporting Goods, Inc.	223,488
4,200	DSW, Inc., Class A	117,348
4,400	Five Below, Inc.*	175,604
2,300	Foot Locker, Inc.	116,656
400	Group 1 Automotive, Inc.	33,724
400	Guess?, Inc.	10,800
5,800	The Home Depot, Inc.	469,568
1,600	L Brands, Inc.	93,856
9,000	Lithia Motors, Inc., Class A	846,630
9,700	Lowe's Companies, Inc.	465,503
1,800	Lumber Liquidators Holdings, Inc.*	136,710
1,600	Office Depot, Inc.*	9,104
400	O'Reilly Automotive, Inc.*	60,240
1,100	Outerwall, Inc.*	65,285
1,900	Penske Automotive Group, Inc.	94,050
3,800	PetSmart, Inc.	227,240
1,100	Pier 1 Imports, Inc.	16,951
1,400	Restoration Hardware Holdings, Inc.*	130,270
600	Ross Stores, Inc.	39,678
4,800	Sonic Automotive, Inc., Class A	128,064
2,900	Tiffany & Company	290,725
5,100	The TJX Companies, Inc.	271,065
400	Ulta Salon, Cosmetics & Fragrance, Inc.*	36,564
5,700	Williams-Sonoma, Inc.	409,146
		6,504,720
	Technology Hardware, Storage & Peripherals - 3.3%
4,800	3D Systems Corporation*	287,040
41,800	Apple, Inc.	3,884,474
3,200	BlackBerry, Ltd.*	32,768
1,300	Diebold, Inc.	52,221
2,900	Electronics for Imaging, Inc.*	131,080
5,500	Hewlett-Packard Company	185,240
8,600	SanDisk Corporation	898,098
3,500	Seagate Technology plc	198,870
1,200	Stratasys, Ltd.*	136,356
2,700	Western Digital Corporation	249,210
		6,055,357
	Telecommunication Services - Diversified - 0.3%
15,600	8x8, Inc.*	126,048
8,000	tw telecom, Inc.*	322,480
9,500	Windstream Holdings, Inc.	94,620
		543,148
	Telecommunication Services - Wireless - 0.2%
3,000	SBA Communications Corporation, Class A*	306,900
2,700	VimpelCom, Ltd. - SP-ADR	22,680
		329,580
	Textiles, Apparel & Luxury Goods - 2.2%
2,400	Deckers Outdoor Corporation*	207,192
400	Fossil Group, Inc.*	41,808
8,200	Gildan Activewear, Inc.	482,816
9,800	Hanesbrands, Inc.	964,712
5,000	Iconix Brand Group, Inc.*	214,700
9,100	Kate Spade & Company*	347,074
3,000	Lululemon Athletica, Inc.*	121,440
4,800	Luxottica Group SpA - ADR	278,208
3,400	Michael Kors Holdings, Ltd.*	301,410
3,600	NIKE, Inc., Class B	279,180
1,000	PVH Corporation	116,600
5,800	Under Armour, Inc., Class A*	345,042
6,700	VF Corporation	422,100
		4,122,282
	Thrifts & Mortgage Finance - 0.0%
4,900	Bank Mutual Corporation	28,420
2,700	Radian Group, Inc.	39,987
		68,407
	Tobacco - 0.1%
1,500	Altria Group, Inc.	62,910
2,800	Vector Group, Ltd.	57,904
		120,814
	Trading Companies & Distributors - 0.6%
700	Air Lease Corporation	27,006
2,100	Fastenal Company	103,929
400	GATX Corporation	26,776
1,600	Titan Machinery, Inc.*	26,336
4,400	United Rentals, Inc.*	460,812
1,600	W.W. Grainger, Inc.	406,832
		1,051,691
	Water Utilities - 0.0%
1,400	California Water Service Group	33,880
	TOTAL COMMON STOCKS (cost $125,694,789)	182,175,581

PUBLICLY TRADED PARTNERSHIPS - 0.4%(a)
	Auto Components - 0.1%
1,618	Icahn Enterprises L.P.	161,313

	Capital Markets - 0.1%
1,500	The Carlyle Group L.P.	50,940
3,600	Lazard, Ltd., Class A	185,616
		236,556
	Metals & Mining - 0.1%
1,600	Hi-Crush Partners L.P.	104,896

	Oil, Gas & Consumable Fuels - 0.1%
600	Enterprise Products Partners L.P.	46,974
2,400	Summit Midstream Partners L.P.	122,040
		169,014
	TOTAL PUBLICLY TRADED PARTNERSHIPS (cost $561,956)	671,779

REITS - 0.3%(a)
	Real Estate Investment Trusts - 0.3%
3,300	CBRE Group, Inc., Class A*	105,732
500	CubeSmart	9,160
1,500	Extra Space Storage, Inc.	79,875
3,100	Host Hotels & Resorts, Inc.	68,231
3,800	OMEGA Healthcare Investors, Inc.	140,068
600	Prologis, Inc.	24,654
1,100	Sovran Self Storage, Inc.	84,975
		512,695
	TOTAL REITS (cost $411,390)	512,695

WARRANTS - 0.1%(a)
	Insurance - 0.1%
3,150	American International Group, Inc., Expiration Date - 01/19/21, Exercise Price - $45.00*	83,790
	TOTAL WARRANTS (cost $47,259)	83,790
	TOTAL INVESTMENTS - 99.6%
	(cost $126,715,394)	183,443,845
	Cash and receivables, less liabilities - 0.4%(a)	825,848
	TOTAL NET ASSETS - 100.0%	$184,269,693

*	Non-income producing security.
^	Passive Foreign Investment Company (PFIC)
(a)	Percentages for the various classifications relate to net assets.
(b)
This security was fair valued as determined by the adviser using procedures approved by the Board of Directors and is classified as level 3.  As of June 30, 2014, the value of this security was $0 which represents 0.0% of total net assets.

ADR -	Unsponsored American Depositary Receipt
ADS -	American Depositary Share
AG -	German Corporation
L.P. -	Limited Partnership
N.V. -	Dutch Public Limited Liability Company
NYS -	New York Registered Shares
plc -	Public Limited Company
S.A. -	Sociedad Anonima
S.A.B. -	Sociedad Anonima Bursetil
S.A.B. de C.V. -	Sociedad Anonima Bursetil de Capital Variable
SP-ADR -	Sponsored American Depositary Receipt
SpA -	Italian Corporation

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a
service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014, was as follows+:

Cost of investments	$126,706,024

Gross unrealized appreciation	$57,725,886
Gross unrealized depreciation	(988,065)
Net unrealized appreciation	$56,737,821

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2014, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$182,175,581
	Publicly Traded Partnerships	671,779
	REITS	512,695
	Warrants	83,790
	Total Level 1	183,443,845

Level 2 –		—
Level 3 –	Common Stocks	—	(a)
Total		$183,443,845	^

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2014.

The following is a reconciliation of Level 3 assets for which significant observable inputs were used to determine fair value.

Description	Investments
Balance as of September 30, 2013	$—	(a)
Change in unrealized (depreciation)	—
Balance as of June 30, 2014	$—	(a)

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of June 30, 2014, are as follows:

	Fair Value at		Unobservable
Description	June 30, 2014	Valuation Technique	Input	Range
		The security filed	No active
Common Stock	— (a)	bankruptcy, no	market	0.00-0.00
value exists.(1)

(1)  There is no active market for the Level 3 security, so a conservative value is being assigned until an active market exists.
(a)  Value is less than $0.50.

^Please refer to the Schedule of Investments to view common stocks and publicly traded partnerships segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Reynolds Funds, Inc.

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, President

    Date     August 20, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, President

     Date     August 20, 2014

     By (Signature and Title)     /s/Frederick L. Reynolds
Frederick L. Reynolds, Treasurer

     Date     August 20, 2014